UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock International Diversification Fund of BlackRock Funds

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Diversification Fund of BlackRock Funds, 40 East 52nd Street, New York, NY
10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock International Diversification Fund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Investment Companies			Shares	Value
BlackRock EuroFund, Institutional Shares (a)			38,752	$ 520,821
BlackRock Global Emerging Markets Fund, Inc.,
Institutional Shares (a)			1,294	22,503
BlackRock International Opportunities Portfolio of
BlackRock Funds, Institutional Shares (a)			1,982	62,173
BlackRock International Value Fund, Institutional Shares (a)			6,470	135,739
BlackRock Pacific Fund, Inc., Institutional Shares (a)			7,090	137,123
iShares MSCI Japan Index Fund			3,000	29,820
Total Investments (Cost - $845,298*) - 111.1%				908,179
Liabilities in Excess of Other Assets - (11.1)%				(90,434)
Net Assets - 100.0%				$ 817,745
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 852,760
Gross unrealized appreciation		$ 62,881
Gross unrealized depreciation		(7,462)
Net unrealized appreciation		$ 55,419
(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss	Income
BlackRock EuroFund, Institutional Shares	$ 230,030	$ 37,962	$ (16,465)	-
BlackRock Global Emerging Markets Fund,
Inc., Institutional Shares	$ 8,383	$ 968	$ (345)	-
BlackRock International Opportunities
Portfolio of BlackRock Funds, Institutional
Shares	$ 27,725	$ 3,080	$ (1,019)	-
BlackRock International Value Fund,
Institutional Shares	$ 59,257	$ 5,130	$ (725)	-
BlackRock Liquidity Funds,
TempFund	-	-	- $	31
BlackRock Pacific Fund, Inc., Institutional
Shares	$ 59,303	$ 7,081	$ (2,686) $	161
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
	1

BlackRock International Diversification Fund
Schedule of Investments September 30, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 [1]	$ 908,179
Level 2	-
Level 3	-
Total	$ 908,179
[1] See above Schedule of Investments for values in each security type.
2

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Diversification Fund of BlackRock Funds

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Diversification Fund of BlackRock Funds

Date: November 20, 2009